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                      [LOGO LINCOLN BENEFIT LIFE COMPANY]


April 29, 1998



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

RE:  Lincoln Benefit Life Variable Life Account
     1933 File No. 33-67386

Ladies and Gentlemen:

     In accordance with rule 497(j) of Regulation C under the Securities Act of 1933, Lincoln Benefit Life Variable Life Account (the "Account") certifies that:

     a. The form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Account's registration statement on Form S-6; and

     b. The text of the most recent post-effective amendment to the Account's registration statement was filed with the Commission electronically on April 28, 1998.

                                           Very truly yours,

                                           /s/ Gregory C. Sernett

                                           Gregory C. Sernett
                                           Vice President and
                                           Assistant General Counsel

GCS:jw


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LINCOLN BENEFIT LIFE COMPANY, LINCOLN BENEFIT LIFE CENTRE, Lincoln, NE
68501-0469 . 800-LBL-WATS